Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended			12 Months Ended		0 Months Ended
	Dec. 01, 2013	Mar. 01, 2013	Apr. 01, 2012	Dec. 31, 2013 ChargingStation	Dec. 31, 2012	Jan. 16, 2014 Subsequent Event [Member]
Commitments (Textual)
Term of future office lease	5 years	39 months	3 years			1 year
Monthly lease payments	$ 10,300	$ 12,000	$ 2,500			$ 4,000
Lease commencing date	Dec. 01, 2013	Mar. 01, 2013	Apr. 01, 2012			Jan. 16, 2014
Lease expiration date	Nov. 30, 2018	May 31, 2015	Apr. 30, 2015			Jan. 31, 2015
Total rent expenses	621,000	468,000	92,000	222,695	82,584	48,000
Company commitment to purchase number of charging stations				500
Number of units purchased under master agreement				90
Amount paid to purchase charging stations per unit, minimum				2,500
Amount paid to purchase charging stations per unit, maximum				2,700
Reimbursement of price discount				$ 42,000